Annual Fund Operating Expenses - DWS CROCI US Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fee	0.43%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.34%
Total annual fund operating expenses	1.01%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.01%
Class T
Operating Expenses:
Management fee	0.43%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual fund operating expenses	0.92%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.92%
Class C
Operating Expenses:
Management fee	0.43%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.38%
Total annual fund operating expenses	1.81%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.81%
Class R
Operating Expenses:
Management fee	0.43%
Distribution/service (12b-1) fees	0.50%
Other expenses	0.40%
Total annual fund operating expenses	1.33%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.33%
Class R6
Operating Expenses:
Management fee	0.43%
Distribution/service (12b-1) fees	none
Other expenses	0.22%
Total annual fund operating expenses	0.65%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.65%
INST Class
Operating Expenses:
Management fee	0.43%
Distribution/service (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	0.71%
Fee waiver/expense reimbursement	0.04%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.67%
Class S
Operating Expenses:
Management fee	0.43%
Distribution/service (12b-1) fees	none
Other expenses	0.24%
Total annual fund operating expenses	0.67%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.67%